CONVERTIBLE PREFERRED STOCK (Details)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Temporary Equity [Line Items]
Shares Outstanding | shares			10,248,923	10,248,923
Issuance Costs | $			$ 372,750
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively | $	$ 92,083,330		$ 102,489,230	$ 102,489,230
Q S I Operations Inc
Temporary Equity [Line Items]
Shares Authorized | shares	92,078,549		92,078,549	92,078,549	84,386,780
Shares Issued | shares	90,789,268		90,789,268	90,789,268	84,201,570
Shares Outstanding | shares	90,789,268		90,789,268	90,789,268	84,201,570
Total Proceeds or Exchange Value | $		$ 10,310,000		$ 35,311,000	$ 18,177,000
Issuance Costs | $	$ 4,000	$ 22,000		52,000	51,000
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively | $	$ 195,810,000		$ 195,814,000	$ 195,814,000	$ 160,555,000
Dividend rate percentage for convertible preferred stock				8.00%
Offering price per share, minimum number of times of series D convertible preferred stock conversion price | item				3
Series D Convertible Preferred Stock Conversion Price | $ / shares				$ 4.71
Q S I Operations Inc | Minimum
Temporary Equity [Line Items]
Minimum aggregate proceeds from initial public offering | $				$ 80,000,000
Q S I Operations Inc | Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Issuance Price per share | $ / shares	$ 0.04			$ 0.04	$ 0.04
Shares Authorized | shares	25,000,000		25,000,000	25,000,000	25,000,000
Shares Issued | shares	25,000,000		25,000,000	25,000,000	25,000,000
Shares Outstanding | shares	25,000,000		25,000,000	25,000,000	25,000,000
Total Proceeds or Exchange Value | $	$ 1,000,000			$ 1,000,000	$ 1,000,000
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively | $	$ 1,000,000		$ 1,000,000	$ 1,000,000	$ 1,000,000
Initial Liquidation Price per share | $ / shares	$ 0.80		$ 0.80	$ 0.80	$ 0.80
Number of votes per share of common stock into which preferred stock convertible | Vote				10
Preferred stock conversion ratio				1
Q S I Operations Inc | Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Issuance Price per share | $ / shares	$ 0.80			$ 0.80	$ 0.80
Shares Authorized | shares	31,250,000		31,250,000	31,250,000	31,250,000
Shares Issued | shares	31,250,000		31,250,000	31,250,000	31,250,000
Shares Outstanding | shares	31,250,000		31,250,000	31,250,000	31,250,000
Total Proceeds or Exchange Value | $	$ 25,000,000			$ 25,000,000	$ 25,000,000
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively | $	$ 25,000,000		$ 25,000,000	$ 25,000,000	$ 25,000,000
Initial Liquidation Price per share | $ / shares	$ 0.80		$ 0.80	$ 0.80	$ 0.80
Q S I Operations Inc | Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Issuance Price per share | $ / shares	$ 4.61			$ 4.61	$ 4.61
Shares Authorized | shares	8,164,323		8,164,323	8,164,323	8,164,323
Shares Issued | shares	8,164,323		8,164,323	8,164,323	8,164,323
Shares Outstanding | shares	8,164,323		8,164,323	8,164,323	8,164,323
Total Proceeds or Exchange Value | $	$ 37,638,000			$ 37,638,000	$ 37,638,000
Issuance Costs | $	328,000			328,000	328,000
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively | $	$ 37,310,000		$ 37,310,000	$ 37,310,000	$ 37,310,000
Initial Liquidation Price per share | $ / shares	$ 4.61		$ 4.61	$ 4.61	$ 4.61
Q S I Operations Inc | Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Issuance Price per share | $ / shares	$ 4.71			$ 4.71	$ 4.71
Shares Authorized | shares	12,738,853		12,738,853	12,738,853	12,738,853
Shares Issued | shares	12,738,853		12,738,853	12,738,853	12,738,853
Shares Outstanding | shares	12,738,853		12,738,853	12,738,853	12,738,853
Total Proceeds or Exchange Value | $	$ 60,000,000			$ 60,000,000	$ 60,000,000
Issuance Costs | $	414,000			414,000	414,000
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively | $	$ 59,586,000		$ 59,586,000	$ 59,586,000	$ 59,586,000
Initial Liquidation Price per share | $ / shares	$ 4.71		$ 4.71	$ 4.71	$ 4.71
Q S I Operations Inc | Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Issuance Price per share | $ / shares	$ 5.36			$ 5.36	$ 5.36
Shares Authorized | shares	14,925,373		14,925,373	14,925,373	7,233,604
Shares Issued | shares	13,636,092		13,636,092	13,636,092	7,048,394
Shares Outstanding | shares	13,636,092		13,636,092	13,636,092	7,048,394
Total Proceeds or Exchange Value | $	$ 73,089,000			$ 73,089,000	$ 37,779,000
Issuance Costs | $	175,000			171,000	120,000
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively | $	$ 72,914,000		$ 72,918,000	$ 72,918,000	$ 37,659,000
Initial Liquidation Price per share | $ / shares	$ 5.36		$ 5.36	$ 5.36	$ 5.36
Q S I Operations Inc | Series B Through E Convertible Preferred stock
Temporary Equity [Line Items]
Number of votes per share of common stock into which preferred stock convertible | Vote				1
Preferred stock conversion ratio				1